Trade Payables (Details) - Schedule of Trade Payables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Trade Payables [Abstract]
Open debts mainly in USD	$ 7,354	$ 3,523
Open debts in EUR	9,174	5,413
Open debts in NIS	8,576	7,174
Total Trade Payables	$ 25,104	$ 16,110